Financial risk management - Summary Of Percentage Of Change In Currency Exchange Rate (Detail) - US Dollar - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Five Percent Currency Devaluation [Member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Percentage Of Change In Currency Exchange Rate	5.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ (22,242)	S/ (27,837)
Ten Percent Currency Devaluation [Member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Percentage Of Change In Currency Exchange Rate	10.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ (44,483)	(55,674)
Fifteen Percent Currency Devaluation [Member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Percentage Of Change In Currency Exchange Rate	15.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ (66,725)	(83,511)
Five Percent Currency Revaluation [Member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Percentage Of Change In Currency Exchange Rate	5.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ 22,242	27,837
Ten Percent Currency Revaluation [Member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Percentage Of Change In Currency Exchange Rate	10.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ 44,483	55,674
Fifteen Percent Currency Revaluation [Member]
Disclosure Of Detailed Information About Analysis Of Variations In US Dollar [Line Items]
Percentage Of Change In Currency Exchange Rate	15.00%
Sensitivity analysis of (Devaluation) Revaluation	S/ 66,725	S/ 83,511